Cash Flow Information - Summary of Supplier Financing Program (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Supplier Finance Program, Obligation [Roll Forward]
Confirmed obligations outstanding at the beginning of the year	$ 268	$ 258
Invoices confirmed during the year	881	877
Confirmed invoices paid during the year	(883)	(867)
Confirmed obligations outstanding at the end of the year	$ 266	$ 268